FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of debt levels and net debt

The Company monitors the gross debt and net debt as set forth below:

	12.31.21			12.31.20
	Current	Non-current	Total	Total
Foreign currency loans and borrowings	(2,166,249)	(14,177,303)	(16,343,552)	(15,739,134)
Local currency loans and borrowings	(1,036,819)	(8,075,659)	(9,112,478)	(6,665,292)
Derivative financial instruments, net	(192,892)	(31,057)	(223,949)	(7,706)
Gross debt	(3,395,960)	(22,284,019)	(25,679,979)	(22,412,132)

Cash and cash equivalents	7,528,820	-	7,528,820	7,576,625
Marketable securities	346,855	447,413	794,268	658,735
Restricted cash	24,963	1	24,964	24,358
	7,900,638	447,414	8,348,052	8,259,718
Net debt	4,504,678	(21,836,605)	(17,331,927)	(14,152,414)

Schedule of commitments and contractual obligations

The table below summarizes the significant commitments and contractual obligations that may impact the Company’s liquidity:

	12.31.21
	Book value	Contractual cash flow	2022	2023	2024	2025	2026	2027 onwards
Non derivative financial liabilities
Loans and borrowings	25,456,030	41,664,411	3,810,339	4,154,098	3,199,554	2,408,937	4,720,689	23,370,794
Principal		28,248,591	2,434,990	2,907,304	2,114,428	1,396,164	3,772,786	15,622,919
Interest		13,415,820	1,375,349	1,246,794	1,085,126	1,012,773	947,903	7,747,875
Trade accounts payable	11,714,624	11,832,602	11,823,884	5,756	2,856	106	-	-
Supply chain finance	2,237,975	2,265,173	2,265,173	-	-	-	-	-
Lease liabilities	2,479,246	3,166,028	504,285	547,239	423,422	342,027	259,424	1,089,631
Derivative financial liabilities
Financial instruments designated as cash flow hedge
Interest rate derivatives	40,565	40,565	-	-	-	-	-	40,565
Currency derivatives	37,959	37,959	37,658	301	-	-	-	-
Commodities derivatives	57,608	57,608	56,614	994	-	-	-	-
Financial instruments not designated as cash flow hedge
Currency derivatives	233,172	233,172	233,172	-	-	-	-	-

Schedule of exposure to interest rates

The Company’s exposure to interest rates is set forth below:

				12.31.21
	Notional
Index	Assets	Liabilities	Derivative financial instruments	Exposure, Net
Fixed
Fixed Reais	199,904	(427,102)	(8,454,971)	(8,682,169)
Fixed U.S. Dollars (USD)	2,489,430	(16,114,760)	7,036,609	(6,588,721)
Fixed Turkish Liras (TRY)	147,313	(452,917)	-	(305,604)
Fixed Euros (EUR)	87,385	(1,053,534)	1,539,537	573,388
Fixed Other	614,129	-	(121,175)	492,954
Floating
Floating IPCA Reais	-	(4,331,732)	3,300,000	(1,031,732)
Floating CDI Reais	4,809,891	(1,678,268)	(3,300,000)	(168,377)
Floating Libor U.S. Dollars (USD)	-	(279,025)	-	(279,025)
	8,348,052	(24,337,338)	-	(15,989,286)
Interest and fair value adjustment of derivatives	-	(1,118,692)	(223,949)	(1,342,641)
Total	8,348,052	(25,456,030)	(223,949)	(17,331,927)

Schedule of derivative financial instruments used to hedge the exposure to interest rates

The derivative financial instruments used to hedge the exposure to interest rates as of December 31, 2021 are presented in the table below:

12.31.21
							Fair value (R$)
Fair value hedge - Derivative instruments	Hedged Object	Maturity	Asset	Liability	Notional		Instrument	Object (1)
Interest rate swap	Debenture - 1st Issue - 3rd series - IPCA + 5.50% p.a.	2nd Qtr. 2026	IPCA + 5.50% p.a.	CDI + 0.57% p.a.	200,000	BRL	1,863	(1,179)
Interest rate swap	Debenture - 2nd Issue - 1st series - IPCA + 5.30% p.a.	3rd Qtr. 2027	IPCA + 5.30% p.a.	CDI + 2.16% p.a.	705,000	BRL	(3,204)	46,560
Interest rate swap	Debenture - 2nd Issue - 2nd series - IPCA + 5.60% p.a.	3rd Qtr. 2030	IPCA + 5.60% p.a.	CDI + 2.29% p.a.	1,495,000	BRL	(34,368)	112,240
Interest rate swap	Debenture - 3rd Issue - single series - IPCA + 4.78% p.a.	2nd Qtr. 2031	IPCA + 4.78% p.a.	CDI + 0.20% p.a.	900,000	BRL	5,601	6,853
					3,300,000		(30,108)	164,474
(1)	Corresponds to the accumulated amount of fair value hedge adjustments on the hedged items, included in the carrying amount of the debentures.

Schedule of assets and liabilities denominated in foreign currency

Assets and liabilities denominated in foreign currency for which the exchange variations are recognized in the Financial Results are as follows, summarized in Brazilian Reais:

	12.31.21	12.31.20
Cash and cash equivalents	2,064,631	2,855,979
Trade accounts receivable	6,377,104	5,765,753
Trade accounts payable	(1,221,354)	(859,790)
Loans and borrowings	(16,726,412)	(14,947,793)
Other assets and liabilities, net	49,732	225,694
Exposure of assets and liabilities in foreign currencies	(9,456,299)	(6,960,157)
Derivative financial instruments (hedge)	8,454,971	6,849,947
Exposure in result, net	(1,001,328)	(110,210)

Schedule of net P&L exposure

The net P&L exposure is mainly composed of the following currencies:

Net P&L Exposure	12.31.21	12.31.20
Argentinian Peso (ARS)	(5,783)	(5,310)
Angolan kwanza (AOA)	318,660	-
Euros (EUR)	33,381	112,672
Yen (JPY)	77,178	29,976
Turkish Liras (TRY)	266,541	178,906
U.S. Dollars (USD)	(1,691,305)	(426,454)
Total	(1,001,328)	(110,210)

The derivative financial instruments designated as cash flow hedges for foreing exchange operating income exposure on December 31, 2021 are set forth below:

The derivative financial instruments acquired to hedge the foreign currency statement of financial position exposure on December 31, 2021 are not designated as hedge accounting and are set forth below:

12.31.21
Derivative instruments not designated	Asset	Liability	Maturity	Notional		Exercise rate	Fair value (R$)
Non-deliverable forward	EUR	BRL	1st Qtr. 2022	EUR	265,000	6.5766	(46,336)
Non-deliverable forward	USD	BRL	1st Qtr. 2022	USD	935,928	5.8088	(151,493)
Futures - B3	USD	BRL	1st Qtr. 2022	USD	279,000	5.6169	(34,613)
Non-deliverable forward	EUR	JPY	1st Qtr. 2022	EUR	19,491	128.2633	2,054
Non-deliverable forward	USD	EUR	1st Qtr. 2022	EUR	40,669	1.1311	(731)
Total							(231,119)

ii.	Operating income exposure

The Risk Policy regarding operating income exposure has the objective to hedge revenues and costs denominated in foreign currencies. The Company is supported by internal models to measure and monitor these risks, and uses financial instruments for hedging, designating the relations as cash flow hedges.

The derivative financial instruments designated as cash flow hedges for foreing exchange operating income exposure on December 31, 2021 are set forth below:

12.31.21
Cash flow hedge - Derivative instruments	Hedged object	Asset	Liability	Maturity	Notional		Designation rate	Fair value
Non-deliverable forward	USD Exports	BRL	USD	1st Qtr. 2022	USD	261,000	5.6261	1,392
Non-deliverable forward	USD Exports	BRL	USD	2nd Qtr. 2022	USD	23,000	5.7978	1,569
Collar	USD Exports	BRL	USD	1st Qtr. 2022	USD	35,000	5.7164	878
Collar	USD Exports	BRL	USD	2nd Qtr. 2022	USD	30,000	5.8056	35
Collar	USD Exports	BRL	USD	3rd Qtr. 2022	USD	10,000	6.0750	90
								3,964
iii.	Investments exposure

The Company holds investments abroad in functional currencies different than the Brazilian Real, which generate currency exposure that affects directly the Company’s Equity, in Other Comprehensive Income.

The non-derivative financial instruments designated as net investment hedge instruments on December 31, 2021 are set forth below:

12.31.21
Net investment hedge - Non-derivative instruments	Object (Investment)	Liability	Maturity	Notional		Rate	Fair value (1)
Bond - BRF SA BRFSBZ 4.35	Federal Foods LLC	USD	3rd Qtr. 2026	USD	75,673	3.7649	(138,080)
Bond - BRF SA BRFSBZ 4.35	BRF Kuwait WLL	USD	3rd Qtr. 2026	USD	108,757	3.7649	(184,667)
Bond - BRF SA BRFSBZ 4.35	Al Khan Foodstuff LLC	USD	3rd Qtr. 2026	USD	65,570	3.7649	(118,482)
							(441,229)
(1)	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.

The derivative financial instruments designated as cash flow hedges for foreing exchange operating income exposure on December 31, 2021 are set forth below:

The derivative financial instruments designated as cash flow hedges for foreing exchange operating income exposure on December 31, 2021 are set forth below:

12.31.21
Cash flow hedge - Derivative instruments	Hedged object	Asset	Liability	Maturity	Notional		Designation rate	Fair value
Non-deliverable forward	USD Exports	BRL	USD	1st Qtr. 2022	USD	261,000	5.6261	1,392
Non-deliverable forward	USD Exports	BRL	USD	2nd Qtr. 2022	USD	23,000	5.7978	1,569
Collar	USD Exports	BRL	USD	1st Qtr. 2022	USD	35,000	5.7164	878
Collar	USD Exports	BRL	USD	2nd Qtr. 2022	USD	30,000	5.8056	35
Collar	USD Exports	BRL	USD	3rd Qtr. 2022	USD	10,000	6.0750	90
								3,964
iii.	Investments exposure

The Company holds investments abroad in functional currencies different than the Brazilian Real, which generate currency exposure that affects directly the Company’s Equity, in Other Comprehensive Income.

The non-derivative financial instruments designated as net investment hedge instruments on December 31, 2021 are set forth below:

12.31.21
Net investment hedge - Non-derivative instruments	Object (Investment)	Liability	Maturity	Notional		Rate	Fair value (1)
Bond - BRF SA BRFSBZ 4.35	Federal Foods LLC	USD	3rd Qtr. 2026	USD	75,673	3.7649	(138,080)
Bond - BRF SA BRFSBZ 4.35	BRF Kuwait WLL	USD	3rd Qtr. 2026	USD	108,757	3.7649	(184,667)
Bond - BRF SA BRFSBZ 4.35	Al Khan Foodstuff LLC	USD	3rd Qtr. 2026	USD	65,570	3.7649	(118,482)
							(441,229)
(1)	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.

Schedule of financial instruments for the commodities price exposure

The financial instruments designated as cash flow hedges and fair value hedges for the commodities price exposure on December 31, 2021 are set forth below:

12.31.21
Cash flow hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise price (1)	Fair value
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2022	55,975	ton	413.32	9,896
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2022	174,257	ton	391.73	47,504
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	3rd Qtr. 2022	59,628	ton	373.67	19,006
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2022	40,000	ton	441.25	3,407
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2022	40,000	ton	440.65	4,362
Corn future - buy	Corn purchase - floating price	Corn - B3	1st Qtr. 2022	5,400	ton	1,494.17	(77)
Corn future - buy	Corn purchase - floating price	Corn - B3	2nd Qtr. 2022	48,492	ton	1,415.59	(816)
Collar - buy	Corn purchase - floating price	Corn - B3	1st Qtr. 2022	31,995	ton	1,675.54	(181)
Collar - buy	Corn purchase - floating price	Corn - B3	2nd Qtr. 2022	66,015	ton	1,604.70	(1,381)
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	1st Qtr. 2022	1,000	ton	1,303.37	(374)
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	2nd Qtr. 2022	500	ton	1,286.84	(138)
Collar - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	1st Qtr. 2022	1,300	ton	1,230.35	394
Collar - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	2nd Qtr. 2022	1,100	ton	1,243.40	383
Collar - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	3rd Qtr. 2022	500	ton	1,256.63	236
							82,221
(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

12.31.21
Cash flow hedge - Derivative instruments	Protection object	Assets	Liabilities	Maturity	Notional		Exercise price	Fair value (R$)
Non-deliverable forward	Cost in USD	USD	TRY	1st Qtr. 2022	USD	4,368	13.9818	(1,283)
								(1,283)

12.31.21
Fair value hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise price (1)	Fair value
Non-deliverable forward - sell	Soybean purchase - fixed price	Soybean - CBOT	1st Qtr. 2022	30,999	ton	482.61	(1,593)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	1st Qtr. 2022	29,538	ton	213.72	(3,446)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	2nd Qtr. 2022	265,660	ton	218.85	(22,518)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	3rd Qtr. 2022	61,938	ton	197.41	(8,351)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	4th Qtr. 2022	5,800	ton	216.21	44
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	2nd Qtr. 2023	28,442	ton	212.15	(994)
Corn future - sell	Corn purchase - fixed price	Corn - B3	1st Qtr. 2022	25,569	ton	1,673.67	37
Corn future - sell	Corn purchase - fixed price	Corn - B3	2nd Qtr. 2022	5,373	ton	1,527.26	90
Corn future - sell	Corn purchase - fixed price	Corn - B3	3rd Qtr. 2022	268,893	ton	1,344.18	2,308
Corn future - sell	Corn purchase - fixed price	Corn - B3	4th Qtr. 2022	15,579	ton	1,349.89	60
Corn future - sell	Corn purchase - fixed price	Corn - B3	1st Qtr. 2023	2,484	ton	1,433.33	21
Corn future - sell	Corn purchase - fixed price	Corn - B3	3rd Qtr. 2023	15,174	ton	1,226.62	(215)
Collar - sell	Corn purchase - fixed price	Corn - B3	1st Qtr. 2022	5,400	ton	1,541.67	(44)
							(34,601)
(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

12.31.21
Fair value hedge - Derivative instruments	Protection object	Assets	Liabilities	Maturity	Notional		Exercise price	Fair value
Non-deliverable forward	Cost in USD	BRL	USD	1st Qtr. 2022	USD	21,273	5.4942	(3,132)
Non-deliverable forward	Cost in USD	BRL	USD	2nd Qtr. 2022	USD	58,140	5.7103	(7,405)
Non-deliverable forward	Cost in USD	BRL	USD	3rd Qtr. 2022	USD	12,227	5.7418	(2,469)
Non-deliverable forward	Cost in USD	BRL	USD	4th Qtr. 2022	USD	1,254	6.0520	(62)
Non-deliverable forward	Cost in USD	BRL	USD	2nd Qtr. 2023	USD	6,034	6.4463	45
								(13,023)

Schedule of gains and losses with hedge accounting instruments

The effects of the financial instruments for hedging exchange rate, commodities price and interest rates in the income (loss) for the year, in Other Comprehensive Income and in the financial position are set forth below:

Income for the year
12.31.21	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Net Sales				48,327,703	-	-	48,327,703
Derivatives result		Operating Results	Cash flow	15,602	-	-	15,602
Net Revenue	25			48,343,305	-	-	48,343,305

Cost of Sales				-	(37,858,788)	-	(37,858,788)
Derivatives result		Operating Results	Cash flow / Fair value	-	(318,821)	-	(318,821)
Cost of Sales				-	(38,177,609)	-	(38,177,609)

Interests on loans and borrowings				-	-	(1,681,078)	(1,681,078)
Interest Rate Derivatives result		Interest expenses	Fair value	-	-	(33,084)	(33,084)
Foreign Exchange variation on assets and liabilities				(408,269)	-	-	(408,269)
Foreign Exchange Derivatives result		Financial Position	Not designated	157,573	-	-	157,573
Effects on Financial Result	27			(250,696)	-	(1,714,162)	(1,964,858)

Other Comprehensive Income
12.31.21		Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Derivative Instruments - current		Operating Results	Cash flow	(43,978)	(67,560)	-	(111,538)
Non-derivative Instruments – current (1)		Operating Results	Cash flow	(444,953)	-	-	(444,953)
Non-derivative Instruments – non-current (1)		Operating Results	Cash flow	334,577	-	-	334,577
Non-derivative Instruments - non-current		Foreign investments	Net investment	(96,555)	-	-	(96,555)
Other Comprehensive Income (2)				(250,909)	(67,560)	-	(318,469)

Statement of financial position
12.31.21	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Designated derivatives		Operating Results	Cash flow / Fair value	(10,342)	47,620	(30,108)	7,170
Not designated derivatives		Financial Position	Not designated	(231,119)	-	-	(231,119)
Asset / (Liability) net				(241,461)	47,620	(30,108)	(223,949)

Derivative Instruments - current (3)		Operating Results	Cash flow	3,964	103,746	-	107,710
Non-derivative instruments – current		Operating Results	Cash flow	(444,953)	-	-	(444,953)
Non-derivative instruments – non-current		Operating Results	Cash flow	(548,640)	-	-	(548,640)
Non-derivative Instruments - non-current		Foreign investments	Net investment	(441,229)	-	-	(441,229)
Other Comprehensive Income (2)				(1,430,858)	103,746	-	(1,327,112)

Derivatives result		Operating Results	Cash flow / Fair value	-	531,732	-	531,732
Inventories	7			-	531,732	-	531,732
(1)	In the year ended December 31, 2021, the amount of R$395,722 was reclassified from non-current to current.
(2)	All effects are presented gross of taxes.
(3)	Includes R$(1,126) related to the time value of the foreign exchange option contracts, and R$4,409 related to the time value of the commodity options contracts.

Income for the year
12.31.20	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Net Sales				40,841,803	-	-	40,841,803
Derivatives result		Operating Results	Cash flow	(1,372,103)	-	-	(1,372,103)
Net Revenue	25			39,469,700	-	-	39,469,700

Cost of Sales				-	(29,816,160)	-	(29,816,160)
Derivatives result		Operating Results	Cash flow / Fair value	-	(182,662)	-	(182,662)
Cost of Sales				-	(29,998,822)	-	(29,998,822)

Interests on loans and borrowings				-	-	(1,545,825)	(1,545,825)
Interest Rate Derivatives result		Interest expenses	Cash flow	-	-	(32,909)	(32,909)
Foreign Exchange variation on assets and liabilities				(1,179,236)	-	-	(1,179,236)
Foreign Exchange Derivatives result		Financial Position	Not designated	981,847	-	-	981,847
Effects on Financial Result	27			(197,389)	-	(1,578,734)	(1,776,123)

Other Comprehensive Income
12.31.20		Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Derivative Instruments - current		Operating Results	Cash flow	(28,893)	211,751	-	182,858
Non-derivative Instruments – non-current		Operating Results	Cash flow	(306,340)	-	-	(306,340)
Non-derivative Instruments - non-current		Foreign investments	Net investment	(277,856)	-	-	(277,856)
Other Comprehensive Income				(613,089)	211,751	-	(401,338)

Statement of financial position
12.31.20	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Designated derivatives		Operating Results	Cash flow / Fair value	95,558	(144,057)	-	(48,499)
Not designated derivatives		Financial Position	Not designated	55,442	-	(14,649)	40,793
Asset / (Liability) net				151,000	(144,057)	(14,649)	(7,706)

Derivative Instruments - current		Operating Results	Cash flow	47,942	171,306	-	219,248
Non-derivative instruments – non-current		Operating Results	Cash flow	(883,218)	-	-	(883,218)
Non-derivative Instruments - non-current		Foreign investments	Net investment	(344,674)	-	-	(344,674)
Other Comprehensive Income				(1,179,950)	171,306	-	(1,008,644)

Derivatives result		Operating Results	Cash flow / Fair value	-	442,398	-	442,398
Inventories	7			-	442,398	-	442,398

Schedule of hedging instruments non-derivative financial instruments

On December 16, 2021, the Financial Risk Management Policy was amended and from this date, non-derivative financial instruments may only be designated as hedge instruments in net investment hedge relations. Thus, on December 16, 2021, the cash flow hedge relations presented below were discontinued because the hedging instruments were non-derivative financial instruments (loans) and no longer met the Company’s strategies and objectives.

12.31.21
Cash flow hedge - Non-derivative instruments	Hedged object	Liability	Maturity	Notional		Designation rate	Rate (1)	Balance (2)
Bond BRF SA BRFSBZ 5 7/8 (3)	USD Exports	USD	2nd Qtr. 2022	USD	150,000	2.0213	4.9877	(444,953)
Bond BRF SA BRFSBZ 3.95	USD Exports	USD	2nd Qtr. 2023	USD	150,000	2.0387	5.6963	(548,640)

								(993,593)
(1)	Average discontinuance rates.
(2)	Effective portion of the accumulated foreign exchange variations on the designated loans.
(3)	During the existence of the loan, there were early settlements with the corresponding discontinuance of the hedge relation.

Summarized financial position of derivative financial instruments:

Summarized financial position of derivative financial instruments:

	12.31.21	12.31.20
Assets
Designated as hedge accounting
Currency derivatives	27,617	177,208
Commodities derivatives	105,228	125,304
Interest rate derivatives	10,457	-
Not designated as hedge accounting
Currency derivatives	2,053	75,478
	145,355	377,990

Current assets	134,551	377,756
Non-current assets	10,804	234

Liabilities
Designated as hedge accounting
Currency derivatives	(37,959)	(81,650)
Commodities derivatives	(57,608)	(269,361)
Interest rate derivatives	(40,565)	-
Not designated as hedge accounting
Currency derivatives	(233,172)	(20,036)
Interest rate derivatives	-	(14,649)
	(369,304)	(385,696)

Current liabilities	(327,443)	(384,969)
Non-current liabilities	(41,861)	(727)

Schedule of quantitative and qualitative information

The information used in the preparation of the analysis is based on the position as of December 31, 2021, which has been described in the items above. The estimated values may differ significantly to numbers and results that will be effectively registered by the Company. Positive values indicate gains and negative values indicate losses.

	Scenario
Exchange rate - Balance	Base	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
USD	5.5805	2.7903	4.1854	5.0225	6.1386	6.9756	8.3708

Monetary Assets and Liabilities		4,363,957	2,181,979	872,791	(872,791)	(2,181,979)	(4,363,957)
Derivative Instruments - Not designated		(3,518,304)	(1,759,152)	(703,661)	703,661	1,759,152	3,518,304
Net effect		845,653	422,827	169,130	(169,130)	(422,827)	(845,653)

EUR	6.3210	3.1605	4.7408	5.6889	6.9531	7.9013	9.4815

Monetary Assets and Liabilities		757,905	378,953	151,581	(151,581)	(378,953)	(757,905)
Derivative Instruments - Not designated		(770,243)	(385,122)	(154,049)	154,049	385,122	770,243
Net effect		(12,338)	(6,169)	(2,468)	2,468	6,169	12,338

JPY	0.0485	0.0243	0.0364	0.0437	0.0534	0.0606	0.0728

Monetary Assets and Liabilities		(99,177)	(49,588)	(19,835)	19,835	49,588	99,177
Derivative Instruments - Not designated		60,588	30,294	12,118	(12,118)	(30,294)	(60,588)
Net effect		(38,589)	(19,294)	(7,717)	7,717	19,294	38,589

TRY	0.4223	0.2112	0.3167	0.3801	0.4645	0.5279	0.6335

Monetary Assets and Liabilities		(133,270)	(66,635)	(26,654)	26,654	66,635	133,270
Net effect		(133,270)	(66,635)	(26,654)	26,654	66,635	133,270

AOA	0.0099	0.0050	0.0074	0.0089	0.0109	0.0124	0.0149

Monetary Assets and Liabilities		(159,330)	(79,665)	(31,866)	31,866	79,665	159,330
Net effect		(159,330)	(79,665)	(31,866)	31,866	79,665	159,330

	Scenario
Exchange rate - Operating results	Base	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
USD	5.5805	2.7903	4.1854	5.0225	6.1386	6.9756	8.3708

Revenue in USD		(1,001,700)	(500,850)	(200,340)	200,340	500,850	1,001,700
NDF		792,431	396,216	158,486	(158,486)	(396,216)	(792,431)
Collar		202,303	97,668	34,888	(11,743)	(69,018)	(173,652)
Net effect		(6,966)	(6,966)	(6,966)	30,111	35,616	35,617
	Scenario
Exchange rate - Operating results	Base	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
USD	5.5805	2.7903	4.1854	5.0225	6.1386	6.9756	8.3708

Cost of Sales		(276,035)	(138,018)	(55,207)	55,207	138,018	276,035
NDF		276,035	138,018	55,207	(55,207)	(138,018)	(276,035)
Net effect		-	-	-	-	-	-

	Scenario
Operating results - Commodities	Base (1)	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
Soy Grain - CBOT	492	246	369	443	541	615	738

Cost of Sales		(7,623)	(3,811)	(1,525)	1,525	3,811	7,623
NDF		7,623	3,811	1,525	(1,525)	(3,811)	(7,623)
Net effect		-	-	-	-	-	-

Soybean Meal - CBOT	434	217	326	391	478	543	651

Cost of Sales		80,312	40,156	16,062	(16,062)	(40,156)	(80,312)
Collar		(15,414)	(6,550)	(1,819)	919	5,883	14,747
NDF		(63,696)	(31,848)	(12,739)	12,739	31,848	63,696
Net effect		1,202	1,758	1,504	(2,404)	(2,425)	(1,869)

Soybean Oil - CBOT	1,237	618	927	1,113	1,360	1,546	1,855

Cost of Sales		2,721	1,360	544	(544)	(1,360)	(2,721)
Collar		(1,299)	(402)	-	-	383	1,280
NDF		(927)	(464)	(185)	185	464	927
Net effect		495	494	359	(359)	(513)	(514)

Corn - CBOT	231	115	173	208	254	288	346

Cost of Sales		(45,151)	(22,575)	(9,030)	9,030	22,575	45,151
NDF		45,151	22,575	9,030	(9,030)	(22,575)	(45,151)
Net effect		-	-	-	-	-	-

Corn - B3	1,418	709	1,064	1,276	1,560	1,773	2,127

Cost of Sales		(132,309)	(66,154)	(26,462)	26,462	66,154	132,309
Collar		(63,107)	(28,749)	(8,188)	1,611	21,039	55,397
Future		199,465	99,733	39,893	(39,893)	(99,733)	(199,465)
Net effect		4,049	4,830	5,243	(11,820)	(12,540)	(11,759)
(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

Schedule of financial instruments by category

	12.31.21
	Amortized cost	Fair value through other comprehensive income	Fair value through profit and loss	Total
		Equity instruments
Assets
Cash and bank	2,193,508	-	-	2,193,508
Cash equivalents	-	-	5,335,312	5,335,312
Marketable securities	418,637	13,338	362,293	794,268
Restricted cash	24,964	-	-	24,964
Trade accounts receivable	3,709,399	-	335,566	4,044,965
Other receivables	97,169	-	-	97,169
Derivatives not designated	-	-	2,053	2,053
Derivatives designated as hedge accounting (1)	-	-	143,302	143,302

Liabilities
Trade accounts payable	(11,714,624)	-	-	(11,714,624)
Supply chain finance	(2,237,975)	-	-	(2,237,975)
Loans and borrowings (2)	(22,087,599)	-	(3,368,431)	(25,456,030)
Derivatives not designated	-	-	(233,172)	(233,172)
Derivatives designated as hedge accounting (1)	-	-	(136,132)	(136,132)
	(29,596,521)	13,338	2,440,791	(27,142,392)
(1)	All derivatives are classified at fair value through profit and loss. Those designated as hedge accounting instruments have their gains and losses also affecting Equity and Inventories.
(2)	The part of the loans and borrowings that is object in a fair value hedge is classified as Fair value through profit and loss. The rest of the loans and borrowings balance is classified as amortized cost and those designated as cash flow or net investment hedge accounting instruments have their gains and losses also affecting Equity.
	12.31.20
	Amortized cost	Fair value through other comprehensive income	Fair value through profit and loss	Total
		Equity instruments
Assets
Cash and bank	2,439,072	-	-	2,439,072
Cash equivalents	-	-	5,137,553	5,137,553
Marketable securities	287,504	42,029	329,202	658,735
Restricted cash	24,358	-	-	24,358
Trade accounts receivable	3,789,616	-	310,265	4,099,881
Other receivables	86,404	-	-	86,404
Derivatives not designated	-	-	75,478	75,478
Derivatives designated as hedge accounting	-	-	302,512	302,512

Liabilities
Trade accounts payable	(9,009,987)	-	-	(9,009,987)
Supply chain finance	(1,452,637)	-	-	(1,452,637)
Loans and borrowings	(22,404,426)	-	-	(22,404,426)
Derivatives not designated	-	-	(34,685)	(34,685)
Derivatives designated as hedge accounting	-	-	(351,011)	(351,011)
Written option– business combination	-	-	(185,401)	(185,401)
	(26,240,096)	42,029	5,583,913	(20,614,154)

Schedule of classification of financial assets and liabilities according to the valuation hierarchy

The table below presents the overall classification of financial instruments measured at fair value by measurement hierarchy. For the year ended December 31, 2021, there were no changes among the 3 levels of hierarchy.

	12.31.21			12.31.20
	Level 1	Level 2	Total	Level 1	Level 2	Level 3	Total
Financial Assets
Fair value through other comprehensive income
Stocks	13,338	-	13,338	42,029	-	-	42,029
Fair value through profit and loss
Savings account and overnight	701,386	-	701,386	1,220,232	-	-	1,220,232
Term deposits	179,071	-	179,071	250,189	-	-	250,189
Bank deposit certificates	-	4,451,214	4,451,214	-	3,662,448	-	3,662,448
Financial treasury bills	324,771	-	324,771	312,515	-	-	312,515
Investment funds	35,718	-	35,718	21,371	-	-	21,371
Trade accounts receivable	-	335,566	335,566	-	310,265	-	310,265
Derivatives	-	145,355	145,355	-	377,990	-	377,990
Other titles	5,445	-	5,445	-	-	-	-
Financial Liabilities
Fair value through profit and loss
Derivatives	-	(369,304)	(369,304)	-	(385,696)	-	(385,696)
Loans and borrowings	-	(3,368,431)	(3,368,431)	-	-	-	-
Written option– business combination	-	-	-	-	-	(185,401)	(185,401)
	1,259,729	1,194,400	2,454,129	1,846,336	3,965,007	(185,401)	5,625,942

Schedule of comparison between book value and fair value of financial instruments

			12.31.21		12.31.20
	Currency	Maturity	Book value	Fair value	Book value	Fair value
BRF S.A.
BRF SA BRFSBZ 5 7/8	USD	2022	(396,802)	(409,454)	(367,714)	(389,611)
BRF SA BRFSBZ 4 3/4	USD	2024	(1,653,847)	(1,726,951)	(1,538,086)	(1,659,891)
BRF SA BRFSBZ 3.95	USD	2023	(1,303,821)	(1,337,246)	(1,207,468)	(1,275,598)
BRF SA BRFSBZ 2 3/4	EUR	2022	(1,072,454)	(1,076,964)	(1,081,404)	(1,105,478)
BRF SA BRFSBZ 4 7/8	USD	2030	(3,914,280)	(3,993,593)	(3,951,539)	(4,333,054)
BRF SA BRFSBZ 5 3/4	USD	2050	(4,423,083)	(4,521,103)	(4,106,115)	(4,705,851)
Debenture - 1st Issue	BRL	2026	(823,946)	(821,444)	(771,138)	(778,016)
Debenture - 2nd Issue	BRL	2030	(2,351,363)	(2,382,298)	(2,250,867)	(2,225,796)
Debenture - 3rd Issue	BRL	2031	(1,034,706)	(915,353)	-	-
BRF GmbH
BRF SA BRFSBZ 4.35	USD	2026	(2,779,725)	(2,854,701)	(2,577,667)	(2,779,574)
			(19,754,027)	(20,039,107)	(17,851,998)	(19,252,869)